Note 9 - Stock-based Compensation - Assumptions Used in Calculating Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	72.00%	72.00%
Minimum [Member]
Common stock fair value (in dollars per share)	$ 2.95	$ 3.50
Risk-free interest rate	1.55%	2.30%
Expected option life (Year)	5 years	1 year 91 days
Maximum [Member]
Common stock fair value (in dollars per share)	$ 5	$ 8.10
Risk-free interest rate	2.25%	2.94%
Expected option life (Year)	5 years 182 days	5 years 273 days